Debt	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Note 6: Debt

In June 2015, the Company’s former Director and President Tadas Dabasinkas made the initial deposits to the Company’s bank accounts (checking and savings) in the amount $105 which was carried as a loan payable. On January 31, 2016, Mr. Dabasinkas loaned the company an additional $326. During the year ended June 30, 2017, Mr. Dabasinkas paid an invoice for $800 on behalf of the Company. The balance of the loans at June 30, 2017, was $1,231. The loan is non-interest bearing, unsecured and due upon demand.

As of March 23, 2018, the outstanding principal balance of such loans from and advances by Mr. Dabasinkas was in the amount of $3,731. As a result of the change in control on March 23, 2018, and as more fully described in Note 11, “Change in Control”, the entire unpaid principal balance of these loans was discharged by Mr. Dabasinkas. The balance of the loans payable to Mr. Dabasinkas as of March 31, 2019, was $0.

Between March 23, 2018 (the date of the Change in Control as explained in Note 11), and March 31, 2019, a principal shareholder Harbor Torrance Family Trust made advances and loans (net of repayments) in the total amount of $508,913 to the Company as working capital. The loan from Harbor Torrance Family Trust is payable on demand and carries an interest rate of 0%.

In June 2015, the Company’s former Director and President Tadas Dabasinkas made the initial deposits to the Company’s bank accounts (checking and savings) in the amount $105 which was carried as a loan payable. On January 31, 2016, Mr. Dabasinkas loaned the company an additional $326. During the year ended June 30, 2017, Mr. Dabasinkas paid an invoice for $800 on behalf of the Company. The balance of the loans at June 30, 2017, was $1,231. The loan is non-interest bearing, unsecured and due upon demand.

As of March 23, 2018, the outstanding principal balance of such loans from and advances by Mr. Dabasinkas was in the amount of $3,731. As a result of the change in control on March 23, 2018, and as more fully described in Note 11, “Change in Control”, the entire unpaid principal balance of these loans was discharged by Mr. Dabasinkas. The balance of the loans payable to Mr. Dabasinkas as of June 30, 2018, was $0.

Between March 23, 2018 (the date of the Change in Control as explained in Note 11), and June 30, 2018, a principal shareholder Harbor Torrance Family Trust loaned a total $155,000 to the Company as working capital. The Company has not made any repayment to the $155,000 loan as of June 30, 2018. The loan is payable on demand and carries an interest rate of 0%.